Pension Plans and Postretirement Benefits (Tables)	12 Months Ended
Jan. 03, 2016
Compensation and Retirement Disclosure [Abstract]
Net Periodic Pension Benefit Expense for Defined Benefit Pension Plans and Postretirement Benefit Plans

Net periodic benefit (income) expense - in millions:	Domestic			Foreign
	2015	2014	2013	2015	2014	2013
Service cost - benefits earned during the period	$12.4	$11.7	$14.4	$0.9	$0.8	$0.9
Interest cost on benefit obligation	37.8	40.3	36.3	1.7	2.2	1.9
Expected return on plan assets	(74.4)	(73.7)	(70.1)	(2.2)	(2.6)	(2.0)
Amortization of prior service cost	(6.0)	(4.6)	(4.6)	—	—	—
Amortization of actuarial loss	33.4	24.6	40.6	0.6	—	0.1
Curtailment	(1.2)	—	—	—	—	—
Net periodic benefit (income) expense	$2.0	$(1.7)	$16.6	$1.0	$0.4	$0.9

Net period postretirement benefit cost (income) - in millions:	2015	2014	2013
Service cost - benefits earned during the period	$—	$—	$—
Interest cost on benefit obligation	0.5	0.6	0.6
Amortization of prior service cost	—	(0.2)	(0.5)
Amortization of actuarial gain	(0.2)	(0.5)	(0.3)
Net periodic benefit income	$0.3	$(0.1)	$(0.2)

Schedule of Assumptions Used
The key assumptions used to measure the benefit obligation at each respective year-end were:

Key assumptions:	Domestic Plan			Foreign Plans
	2015	2014	2013	2015	2014	2013
Discount rate	4.91%	4.50%	5.40%	0.90% - 3.60%	1.20% - 3.50%	2.10% - 4.30%
Salary growth rate	2.75%	2.75%	2.75%	1.00% - 2.40%	1.70% - 2.40%	1.75% - 2.50%
The following assumptions were used to measure the net benefit income/cost within each respective year:

Pension Plan Assumptions:	Weighted average discount rate	Weighted average increase in future compensation levels	Expected weighted-average long-term rate of return

Domestic plan - 2015	4.50%	2.75%	8.25%
Domestic plan - 2014	5.40%	2.75%	8.25%
Domestic plan - 2013	4.40%	2.75%	8.25%

Foreign plans 2015	1.20% - 3.50%	1.30% - 2.40%	1.80% - 6.40%
Foreign plans 2014	2.10% - 4.30%	1.75% - 2.50%	3.00% - 6.40%
Foreign plans 2013	1.80% - 4.20%	1.75% - 2.50%	3.00% - 5.50%

Reconciliation of Beginning and Ending Balances of Benefit Obligation

	2015	2014
Changes in benefit obligation (in millions):
Benefit obligation - beginning of year	$12.8	$11.9
Interest cost on projected benefit obligation	0.5	0.6
Actuarial (gain) loss	(1.3)	1.6
Benefits paid	(1.3)	(1.3)
Benefit obligation - end of year	$10.7	$12.8

	Domestic		Foreign
	2015	2014	2015	2014
Changes in benefit obligation (in millions):
Benefit obligation - beginning of year	$878.4	$768.9	$61.1	$60.3
Service cost - benefits earned during the year	12.4	11.7	0.9	0.8
Interest cost on projected benefit obligation	37.8	40.3	1.7	2.2
Actuarial (gain) loss	(33.8)	134.5	(0.9)	11.4
Benefits paid(a)	(57.2)	(78.6)	(2.8)	(2.4)
Plan amendments(b)	(17.0)	1.6	(0.2)	(0.1)
Other - including foreign currency	(0.2)	—	(3.2)	(11.1)
Benefit obligation - end of year	$820.4	$878.4	$56.6	$61.1

Accumulated benefit obligation - end of year	$817.8	$875.5	$53.7	$59.2

(a)	The 2015 and 2014 amounts include lump sum payments to certain participants of $10.5 million and $32.4 million, respectively.
(b)	The $17.0 million amount reflects the impact of actions taken in 2015 whereby Teledyne amended the qualified pension plan to allow participant to elect a lump-sum payment form upon retirement.

Reconciliation of the Beginning and Ending Balances of the Fair Value of Plan Assets

	Domestic		Foreign
	2015	2014	2015	2014
Changes in plan assets (in millions):
Fair value of plan assets - beginning of year	$957.5	$986.3	$47.6	$52.1
Actual return on plan assets	(12.1)	47.5	0.7	4.7
Employer contribution - other benefit plan	2.2	2.3	0.7	3.3
Foreign currency changes	—	—	(2.4)	(3.5)
Benefits paid	(57.2)	(78.6)	(2.8)	(2.4)
Other	—	—	—	(6.6)
Fair value of net plan assets - end of year	$890.4	$957.5	$43.8	$47.6

Schedule of Funded Status and Amounts Recognized in Balance Sheet
The following table sets forth the funded status of the pension plans and amounts recognized in the consolidated balance sheets at year end 2015 and 2014 qualified plans, foreign plans and U.S. unfunded non-qualified plans for benefits provided to certain employees (in millions):

	Domestic		Foreign
	2015	2014	2015	2014
Funded status	$70.0	$79.1	$(12.8)	$(13.5)

Amounts recognized in the consolidated balance sheets:
Prepaid pension asset long-term (a)	$111.0	$86.1	$—	$—
Accrued pension obligation long-term	(33.8)	—	(12.8)	(13.5)
Accrued pension obligation short-term	(2.2)	(1.8)	—	—
Other long-term liabilities	(5.0)	(5.2)	—	—
Net amount recognized	$70.0	$79.1	$(12.8)	$(13.5)

Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$(36.7)	$(27.0)	$(0.3)	$(0.1)
Net loss	398.6	379.6	13.0	12.9
Net amount recognized, before tax effect	$361.9	$352.6	$12.7	$12.8

(a) Includes the long-term non-qualified unfunded domestic pension plan obligation of $36.7 million at year-end 2014. This plan was frozen in 2015.
The following table sets forth the funded status and amounts recognized in Teledyne’s consolidated balance sheets for the postretirement plans at year-end 2015 and 2014 (in millions):

	2015	2014
Funded status:
Funded status	$(10.7)	$(12.8)
Unrecognized net gain	(4.2)	(3.1)
Accrued benefit cost	$(14.9)	$(15.9)

Amounts recognized in the consolidated balance sheets:
Accrued postretirement benefits (long-term)	$(9.6)	$(11.6)
Accrued postretirement benefits (short-term)	(1.1)	(1.2)
Accumulated other comprehensive income	(4.2)	(3.1)
Net amount recognized	$(14.9)	$(15.9)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

(in millions)	2015	2014
Projected benefit obligation	$97.6	$105.0
Accumulated benefit obligation	$94.7	$102.9
Fair value of plan assets	$43.8	$47.7

Estimated Future Benefit Payments
The measurement date for the Company’s postretirement plans is December 31.

Future postretirement plan benefit payments (in millions):
2016	$1.1
2017	1.1
2018	1.1
2019	1.0
2020	1.0
2021-2025	4.0
Total	$9.3

Estimated future pension plan benefit payments (in millions):	Domestic	Foreign
2016	$57.0	$2.3
2017	58.6	2.3
2018	58.7	2.5
2019	59.0	2.2
2020	59.2	2.4
2021-2025	299.3	12.8
Total	$591.8	$24.5

Year-end Market Value by Asset Class
The fair values of the Company’s net pension assets, by fair value hierarchy, for both the U.S and foreign pension plans as of January 3, 2016, by asset category are as follows (in millions):

Asset category:(a)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (b)	$—	$30.3	$—	$30.3
Equity securities:
U.S. equity	147.5	94.4	—	241.9
International equity	38.0	155.9	—	193.9
Alternatives	—	108.7	2.2	110.9
Mutual funds (c)	111.7	23.7	—	135.4
U.S. government securities	73.1	0.1	—	73.2
U.S. government futures	0.5	—	—	0.5
Corporate bonds	—	101.7	—	101.7
Senior secured loans	—	4.0	—	4.0
Mortgage-backed securities	—	15.9	—	15.9
High-yield bonds	—	11.7	—	11.7
Insurance contracts related to foreign plans	—	14.8	—	14.8
Fair value of net plan assets at the end of the year	$370.8	$561.2	$2.2	$934.2
(a) There were $15.3 million of transfers of plan assets between the three levels of the fair value hierarchy during the year.
(b) Reflects cash and cash equivalents held in overnight cash investments.
(c) 18% of mutual funds invest in fixed income types of securities; 82% invest in equity securities.

The fair values of the Company’s net pension assets, by fair value hierarchy, for both the U.S and foreign pension plans as of December 31, 2014, by asset category are as follows (in millions):

Asset category: (a)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (b)	$—	$57.2	$—	$57.2
Equity securities:
U.S. equity	183.5	98.6	—	282.1
International equity	37.0	101.9	1.9	140.8
Alternatives	—	115.2	1.9	117.1
Mutual funds (c)	166.8	8.0	—	174.8
U.S. government securities	77.6	—	—	77.6
U.S. government futures	(0.3)	—	—	(0.3)
Corporate bonds	—	107.3	—	107.3
Senior secured loans	—	4.1	—	4.1
Mortgage-backed securities	—	15.6	—	15.6
High-yield bonds	—	12.9	—	12.9
Insurance contracts related to foreign plans	—	15.9	—	15.9
Fair value of net plan assets at the end of the year	$464.6	$536.7	$3.8	$1,005.1
(a) There were no transfers of plan assets between the three levels of the fair value hierarchy during the year.
(b) Reflects cash and cash equivalents held in overnight cash investments.
(c) 25% of mutual funds invest in fixed income types of securities; 75% invest in equity securities
The following table sets forth the percentage of year-end market value by asset class for the pension plans:

Market value by asset class:	Domestic Plan Assets % to Total		Foreign Plan Assets % to Total
	2015	2014	2015	2014
Equity instruments	59%	59%	75%	62%
Fixed income instruments	29	30	15	11
Alternates and other	12	11	10	27
Total	100%	100%	100%	100%